Schedule of Investments (unaudited) August 31, 2022	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.2%

Utilities — 0.2%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$820	$852,944

Pennsylvania — 86.1%

Corporate — 5.2%
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29(a)	3,100	3,031,865
Pennsylvania Economic Development Financing Authority, RB
Class A, AMT, 2.07%, 06/01/41(b)	13,335	12,974,608
Series A, AMT, 0.58%, 08/01/37(b)	5,000	4,724,445
Series A, AMT, 3.25%, 08/01/39(c)	2,800	2,233,289
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,355	1,375,809

		24,340,016

County/City/Special District/School District — 19.6%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, 5.00%, 05/01/42	3,770	3,926,934
Altoona Area School District, GO, Series A, (AGM), 5.00%, 12/01/36	2,895	3,078,780
Bethlehem Area School District, GO
Series A, (BAM SAW), 5.00%, 08/01/34	2,390	2,538,708
Series A, (BAM SAW), 5.00%, 08/01/35	1,790	1,900,932
Boyertown Area School District, GO
(SAW), 5.00%, 10/01/36	890	922,325
(SAW), 5.00%, 10/01/38	1,335	1,383,091
Bristol Township School District, GO, (BAM SAW), 5.00%, 06/01/42	2,550	2,688,256
Catasauqua Area School District, Refunding GO, (BAM SAW), 4.00%, 02/15/42	2,255	2,237,535
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	3,720	3,675,449
City of Philadelphia Pennsylvania, GO, Series B, 5.00%, 02/01/39	1,540	1,665,864
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	2,140	2,282,451
Coatesville School District, GO, CAB(d)
Series A, (BAM SAW), 0.00%, 10/01/34	290	175,492
Series A, (BAM SAW), 0.00%, 10/01/37	2,505	1,283,727
Series A, Class A, (BAM SAW), 0.00%, 10/01/35	2,565	1,469,291
Coatesville School District, Refunding GO, CAB(d)
Series B, Class B, (BAM SAW), 0.00%, 10/01/33	500	319,011
Series B, Class B, (BAM SAW), 0.00%, 10/01/34	980	593,041
Series C, Class C, (BAM SAW), 0.00%, 10/01/33	640	408,335
County of Lancaster Pennsylvania, Refunding GO
4.00%, 11/01/34	500	513,555
4.00%, 11/01/35	520	531,166
4.00%, 11/01/36	540	548,783
4.00%, 11/01/37	565	571,752
4.00%, 11/01/38	585	590,601
Dallastown Area School District, Refunding GO, (SAW), 5.00%, 04/15/34	1,835	1,941,100
East Pennsboro Area School District, GO
(BAM SAW), 4.00%, 10/01/40	645	637,858
(BAM SAW), 4.00%, 10/01/44	1,530	1,464,364

Security	Par (000)	Value

County/City/Special District/School District (continued)
Fox Chapel Area School District, GO
(SAW), 5.00%, 02/01/39	$4,100	$4,377,332
(SAW), 5.00%, 02/01/42	6,365	6,730,631
Governor Mifflin School District, GO
Series A, (SAW), 4.00%, 04/01/39	640	637,859
Series A, (SAW), 4.00%, 04/01/40	400	396,384
Series A, (SAW), 4.00%, 04/01/42	1,150	1,123,435
Series A, (SAW), 4.00%, 04/01/43	1,010	981,998
Series A, (SAW), 4.00%, 04/01/46	1,185	1,136,099
Manheim Central School District, GO
Series B, (SAW), 4.00%, 05/01/39	1,100	1,099,990
Series B, (SAW), 4.00%, 05/01/40	1,000	995,073
Manheim Township School District, GO
Series A, (SAW), 4.00%, 02/01/35	965	996,883
Series A, (SAW), 4.00%, 02/01/36	655	671,786
Marple Newtown School District, GO, (SAW), 3.00%, 06/01/40	2,365	2,031,438
Mechanicsburg Area School District, GO
Series A, (SAW), 4.00%, 03/01/40	2,160	2,144,632
Series A, (SAW), 4.00%, 03/01/41	2,245	2,212,102
Series A, (SAW), 4.00%, 03/01/42	2,335	2,285,386
North Allegheny School District, GO, (SAW), 4.00%, 05/01/39	1,000	1,010,500
School District of Philadelphia, GO, Series A, (SAW), 4.00%, 09/01/46	4,940	4,600,222
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/37	1,815	1,912,273
Springfield School District/Delaware County, GO, (SAW), 5.00%, 03/01/40	1,710	1,852,561
State Public School Building Authority, Refunding RB, Series A, (AGM), 5.00%, 06/01/33	5,000	5,356,625
Township of Lower Paxton Pennsylvania, GO
Series A, 4.00%, 04/01/43	345	337,078
Series A, 4.00%, 04/01/44	390	378,907
Township of West Bradford Pennsylvania, GO, 4.00%, 12/15/49	1,125	1,077,587
Tredyffrin Easttown School District, GO, (SAW), 5.00%, 02/15/39	1,130	1,232,820
West Shore School District, GO
(SAW), 5.00%, 11/15/43	4,045	4,301,663
(SAW), 4.00%, 11/15/45	1,285	1,283,210
(SAW), 4.00%, 11/15/48	640	635,190
(SAW), 5.00%, 11/15/48	1,975	2,088,069

		91,236,134

Education — 15.5%
Berks County Municipal Authority, Refunding RB 5.00%, 10/01/39	290	294,088
5.00%, 10/01/49	795	779,781
Bethlehem Redevelopment Authority, Refunding RB 5.00%, 10/01/33	320	354,735
5.00%, 10/01/34	235	259,062
4.00%, 10/01/38	330	316,988
Chester County Industrial Development Authority, RB 4.00%, 12/01/49	3,750	3,571,537
4.00%, 12/01/51	4,000	3,764,328
City of Erie Higher Education Building Authority, Refunding RB, 5.00%, 05/01/47	615	644,543
Delaware County Authority, RB, 5.00%, 08/01/40	1,795	1,900,235

1

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
East Hempfield Township Industrial Development Authority, RB(e)
5.00%, 07/01/23	$1,215	$1,240,906
5.00%, 07/01/25	1,810	1,936,066
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	515	407,763
Lehigh County Industrial Development Authority, Refunding RB, 4.00%, 05/01/51	1,545	1,268,133
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	6,000	6,094,986
Pennsylvania Higher Education Assistance Agency, RB
Series A, AMT, 5.00%, 06/01/28	355	383,938
Series A, AMT, 5.00%, 06/01/30	260	284,788
Series A, AMT, 2.63%, 06/01/42	2,075	1,759,637
Series B, AMT, Subordinate, 3.13%, 06/01/48	650	480,451
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/34	5,790	5,927,669
Pennsylvania Higher Educational Facilities Authority, Refunding RB
4.00%, 05/01/36	500	485,802
5.00%, 05/01/37	1,595	1,551,066
Series A, 5.25%, 07/15/23(e)	2,420	2,479,278
Series A, 5.50%, 07/15/23(e)	365	374,721
Series A, 5.00%, 11/01/25	200	206,994
Series A, 5.00%, 11/01/26	100	104,477
Series A, 5.00%, 11/01/27	150	158,011
Series A, 5.00%, 11/01/30	1,070	1,138,107
Series A, 5.00%, 11/01/32	220	233,063
Series A, (AGM), 4.00%, 05/01/50	6,645	6,058,246
Pennsylvania State University, RB 5.00%, 09/01/48	2,615	2,793,887
Series A, 5.00%, 09/01/43	3,935	4,283,224
Philadelphia Authority for Industrial Development, RB 4.00%, 06/15/29	485	480,934
5.00%, 06/15/39	840	847,944
4.00%, 06/01/41	490	429,043
5.00%, 06/15/50	800	776,043
4.00%, 06/01/51	395	324,102
4.00%, 06/01/56	560	448,136
Series A, 5.25%, 06/15/52	625	609,076
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 05/01/30	745	778,990
5.00%, 05/01/40	675	686,081
5.00%, 06/15/40(c)	1,180	1,165,727
4.00%, 05/01/42	4,780	3,926,378
4.00%, 11/01/45	4,260	3,965,758
5.00%, 05/01/50	2,010	2,002,728
5.00%, 06/15/50(c)	585	556,004
Series 2015, 5.00%, 04/01/45	3,330	3,465,521

		71,998,975

Health — 15.8%
Allegheny County Hospital Development Authority, RB, Series D2, 2.37%, 11/15/47(b)	2,865	2,905,067
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	4,300	4,176,457
Series A, 4.00%, 07/15/39	2,250	2,195,528
Series A, 5.00%, 04/01/47	1,950	2,026,812

Security	Par (000)	Value

Health (continued)
Bucks County Industrial Development Authority, RB 4.00%, 08/15/44	$1,690	$1,590,217
4.00%, 07/01/51	2,500	1,970,090
Bucks County Industrial Development Authority, Refunding RB, 5.00%, 10/01/37	1,560	1,611,243
Chester County Health and Education Facilities Authority, RB, Series A, 4.00%, 09/01/39	970	945,742
Chester County Health and Education Facilities Authority, Refunding RB, Series A, Class A, 5.25%, 12/01/45	1,500	1,391,180
Cumberland County Municipal Authority, Refunding RB 5.00%, 01/01/25(e)	430	454,974
4.00%, 01/01/36	645	594,894
4.13%, 01/01/38	260	237,893
5.00%, 01/01/38	2,185	2,207,160
5.00%, 01/01/39	1,120	1,163,611
Doylestown Hospital Authority, RB
Series A, 4.00%, 07/01/45	1,250	985,779
Series A, 5.00%, 07/01/49	1,500	1,399,542
DuBois Hospital Authority, Refunding RB, 4.00%, 07/15/48	3,440	3,145,770
Franklin County Industrial Development Authority, RB 5.00%, 12/01/29	125	123,444
5.00%, 12/01/39	235	223,149
5.00%, 12/01/49	150	134,489
5.00%, 12/01/54	635	560,480
Geisinger Authority, Refunding RB 4.00%, 04/01/39	2,610	2,486,816
Series A-2, 5.00%, 02/15/39	5,950	6,203,006
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB, (AGM), 4.00%, 07/01/40	1,600	1,550,467
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	925	968,280
Lancaster Industrial Development Authority, RB 4.00%, 12/01/44	730	668,035
5.00%, 12/01/44	1,170	1,221,900
4.00%, 12/01/49	985	880,122
Montgomery County Higher Education and Health Authority, Refunding RB
Class B, 5.00%, 05/01/57	1,670	1,751,805
Series A, 5.00%, 09/01/37	1,365	1,459,028
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 01/01/40	5,000	5,043,860
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	2,250	2,106,419
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	3,910	3,700,013
Northampton County General Purpose Authority, Refunding RB, 5.00%, 08/15/46	1,350	1,391,283
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	4,000	3,797,808
Philadelphia Authority for Industrial Development, Refunding RB, 4.00%, 07/01/35	2,450	2,483,006
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	5,000	5,194,025
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/36	500	476,677
Series A, 4.00%, 11/15/41	445	412,815

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
West Cornwall Township Municipal Authority, Refunding RB (continued)
Series A, 4.00%, 11/15/46	$715	$642,885
Westmoreland County Industrial Development Authority, Refunding RB, Series A, 4.00%, 07/01/37	1,040	955,819

		73,437,590

Housing — 3.4%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, 2.45%, 10/01/41	1,315	989,978
Series 137, 2.60%, 04/01/46	5,270	3,741,205
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 136, 2.55%, 10/01/51	2,250	1,479,685
Series 2022, 4.15%, 10/01/42	3,000	2,907,063
Philadelphia Authority for Industrial Development, RB, M/F Housing(f)(g)
Series A, 3.50%, 12/01/36	1,260	975,506
Series A, 4.00%, 12/01/46	5,740	4,160,691
Series A, 4.00%, 12/01/51	2,300	1,598,373

		15,852,501

State — 7.7%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(c)	1,200	1,213,491
Chester County Industrial Development Authority, SAB(c)
4.25%, 03/01/35	1,280	1,218,948
5.00%, 03/01/38	483	488,178
5.13%, 03/01/48	916	917,236
4.75%, 03/01/50	2,720	2,495,067
Commonwealth Financing Authority, RB 5.00%, 06/01/33	1,000	1,088,514
5.00%, 06/01/35	2,205	2,380,150
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,425	1,452,156
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	14,120	14,382,533
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	4,740	4,584,163
Pennsylvania Turnpike Commission, RB
Series A, 5.25%, 12/01/44	1,500	1,627,744
Sub-Series B, 5.25%, 12/01/48	3,215	3,423,927
Redevelopment Authority of The County of Washington, Refunding TA
4.00%, 07/01/23	195	195,802
5.00%, 07/01/28	600	620,539

		36,088,448

Transportation — 10.6%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, (AGM), 4.00%, 07/01/40	1,075	1,027,011
Series B, AMT, 5.00%, 07/01/37	1,800	1,870,731
Series B, AMT, 5.00%, 07/01/47	7,490	7,703,532
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB
Series C, AMT, 4.00%, 07/01/45	4,000	3,684,636
Series C, AMT, 4.00%, 07/01/50	4,000	3,612,628

Security	Par (000)	Value

Transportation (continued)
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	$2,500	$2,617,652
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	100	103,936
Series B, 5.00%, 12/01/35	885	985,769
Sub-Series B-1, 5.00%, 06/01/42	4,705	4,884,223
Series A, Subordinate, 5.00%, 12/01/39	4,735	5,009,871
Series B, Subordinate, (BAM-TCRS), 4.00%, 12/01/46	1,000	941,389
Series B, Subordinate, 3.00%, 12/01/51	1,580	1,134,389
Series B, Subordinate, (BAM-TCRS), 4.00%, 12/01/51	875	812,896
Pennsylvania Turnpike Commission, RB, CAB(d)
Sub-Series A-3, (AGM), 0.00%, 12/01/40	1,820	819,905
Sub-Series A-3, 0.00%, 12/01/42	6,740	2,543,123
Pennsylvania Turnpike Commission, Refunding RB
Series A-1, 5.25%, 12/01/45	4,730	4,892,684
Series C, 5.00%, 12/01/46	825	879,803
Series C, 3.00%, 12/01/51	1,780	1,385,684
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 06/01/32	1,925	2,137,963
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,275,852

		49,323,677

Utilities — 8.3%
Aliquippa Municipal Water Authority Water & Sewer Revenue, RB
(BAM), 4.00%, 11/15/46	395	388,282
(BAM), 4.00%, 11/15/51	2,405	2,338,533
Allegheny County Sanitary Authority, RB, 5.00%, 06/01/43	4,000	4,289,832
Allegheny Valley Joint Sewage Authority, RB
(BAM), 4.00%, 08/01/47	730	685,920
(BAM), 4.00%, 08/01/52	1,485	1,382,587
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,460	3,684,713
Series A, 5.00%, 11/01/45	3,210	3,466,469
Series A, 5.25%, 10/01/52	1,190	1,265,220
Series C, 5.50%, 06/01/47	3,100	3,504,965
Delaware County Regional Water Quality Control Authority, RB, 5.00%, 05/01/23(e)	980	996,591
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	2,055	1,887,111
Oxford Area Sewer Authority, Refunding RB
(BAM), 3.00%, 07/01/35	155	143,945
(BAM), 3.00%, 07/01/46	2,395	1,838,428
(BAM), 2.38%, 07/01/55	1,515	853,531
Pennsylvania Economic Development Financing Authority, Refunding RB, Class B, VRDN, 2.60%, 12/01/38(b)	2,000	2,000,000
Philadelphia Gas Works Co., Refunding RB 5.00%, 08/01/30	700	742,493
5.00%, 08/01/31	900	954,521
5.00%, 08/01/32	1,200	1,270,282
5.00%, 08/01/33	600	635,131
5.00%, 08/01/34	1,050	1,107,057

3

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Pittsburgh Water & Sewer Authority, RB
Series B, (AGM), 4.00%, 09/01/50	$1,600	$1,516,950
Series A, 1st Lien, (AGM), 5.00%, 09/01/44	2,045	2,198,019
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,414,252

		38,564,832

Total Municipal Bonds in Pennsylvania		400,842,173

Puerto Rico — 3.7%

County/City/Special District/School District — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/51(d)	2,528	549,223

State — 3.6%
Commonwealth of Puerto Rico, GO, Series A1, Restructured, 5.63%, 07/01/29	1,643	1,779,783
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,797	4,487,737
Series A-1, Restructured, 5.00%, 07/01/58	4,566	4,423,824
Series A-2, Restructured, 4.78%, 07/01/58	3,034	2,829,630
Series A-2, Restructured, 4.33%, 07/01/40	1,950	1,851,897
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/46	3,407	971,598
Series B-1, Restructured, 0.00%, 07/01/46	925	264,827

		16,609,296

Total Municipal Bonds in Puerto Rico.		17,158,519

Total Municipal Bonds — 90.0% (Cost: $446,530,369)		418,853,636

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Pennsylvania — 10.7%

Education — 3.1%
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/47	6,100	6,517,687
Philadelphia Authority for Industrial Development, RB, 4.00%, 12/01/48(i)	8,090	8,000,820

		14,518,507

Health — 5.3%
General Authority of Southcentral Pennsylvania, Refunding RB, 4.00%, 06/01/49	9,015	8,654,989
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/44(i)	7,550	7,042,429
Pennsylvania Economic Development Financing Authority, RB, Series B, 4.00%, 03/15/40	2,000	1,952,111
St Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48(b)	6,096	6,778,483

		24,428,012

Security	Par (000)	Value

Transportation — 1.2%
Pennsylvania Turnpike Commission, RB, Series A, 5.50%, 12/01/42	$2,520	$2,659,453
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B-2, 5.00%, 06/01/35	2,900	3,129,207

		5,788,660

Utilities — 1.1%
Westmoreland County Municipal Authority, Refunding RB, 5.00%, 08/15/42	5,007	5,219,984

Total Municipal Bonds in Pennsylvania		49,955,163

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.7% (Cost: $51,541,273)		49,955,163

Total Long-Term Investments — 100.7% (Cost: $498,071,642)		468,808,799

	Shares

Short-Term Securities

Money Market Funds — 5.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.19%(j)(k)	24,995,932	24,998,432

Total Short-Term Securities — 5.4% (Cost: $25,000,606)		24,998,432

Total Investments — 106.1% (Cost: $523,072,248)		493,807,231
Other Assets Less Liabilities — 0.4%		1,627,254
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.5)%		(30,019,672)

Net Assets — 100.0%		$465,414,813

(a)	When-issued security.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between March 1, 2027 to June 1, 2039, is $8,141,489.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Pennsylvania Municipal Bond Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$14,915,694	$10,085,308	(a)	$—	$378	$(2,948)	$24,998,432	24,995,932	$36,020	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	115	12/20/22	$13,410	$104,155
U.S. Long Bond	113	12/20/22	15,312	53,528
5-Year U.S. Treasury Note	118	12/30/22	13,059	62,261

				$219,944

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$418,853,636	$—	$418,853,636
Municipal Bonds Transferred to Tender Option Bond Trusts	—	49,955,163	—	49,955,163
Short-Term Securities
Money Market Funds	24,998,432	—	—	24,998,432

	$24,998,432	$468,808,799	$—	$493,807,231

5

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Pennsylvania Municipal Bond Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$219,944	$—	$—	$219,944

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $29,938,242 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

VRDN	Variable Rate Demand Note

S C H E D U L E O F I N V E S T M E N T S	6